Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2020	2019
Finished goods	$4,663,978	$5,845,973
Work in process	4,165,289	3,321,216
Raw materials	8,010,794	8,632,230
Production supplies	259,706	296,208
Total	$17,099,767	$18,095,627